First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
May 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 38.9%
$207,340,000	U.S. Treasury Bond	4.75%	02/15/45	$202,448,072
53,825,000	U.S. Treasury Bond	4.50%	11/15/54	50,259,094
116,515,000	U.S. Treasury Bond	4.63%	02/15/55	111,162,592
36,240,188	U.S. Treasury Inflation Indexed Bond (a)	1.63%	10/15/29	36,589,564
90,657,267	U.S. Treasury Inflation Indexed Bond (a)	2.13%	01/15/35	91,333,742
11,367,565	U.S. Treasury Inflation Indexed Bond (a)	2.13%	02/15/54	10,248,055
33,214,185	U.S. Treasury Inflation Indexed Bond (a)	2.38%	02/15/55	31,608,560
210,235,000	U.S. Treasury Note	4.13%	10/31/29	211,791,231
105,350,000	U.S. Treasury Note	4.13%	11/30/29	106,166,874
88,539,000	U.S. Treasury Note	3.88%	04/30/30	88,200,062
145,170,000	U.S. Treasury Note	4.00%	04/30/32	143,763,665
116,440,000	U.S. Treasury Note	4.25%	11/15/34	115,321,084
114,745,000	U.S. Treasury Note	4.63%	02/15/35	116,923,363
	Total U.S. Government Bonds and Notes			1,315,815,958
	(Cost $1,318,529,068)
CORPORATE BONDS AND NOTES — 28.0%
	Aerospace/Defense — 4.0%
3,208,000	BAE Systems Holdings, Inc. (b)	3.85%	12/15/25	3,192,736
9,170,000	Boeing (The) Co.	2.20%	02/04/26	9,009,318
8,435,000	Boeing (The) Co.	6.53%	05/01/34	9,006,540
2,030,000	Boeing (The) Co.	5.81%	05/01/50	1,902,269
17,080,000	Boeing (The) Co.	7.01%	05/01/64	18,262,041
9,115,000	General Dynamics Corp.	4.95%	08/15/35	8,972,009
7,500,000	Howmet Aerospace, Inc.	3.00%	01/15/29	7,135,987
21,625,000	L3Harris Technologies, Inc.	5.35%	06/01/34	21,777,680
17,000,000	Northrop Grumman Corp.	5.25%	07/15/35	17,063,785
30,420,000	RTX Corp.	6.10%	03/15/34	32,420,731
5,000,000	TransDigm, Inc. (b)	6.75%	08/15/28	5,093,010
1,934,000	TransDigm, Inc. (b)	6.00%	01/15/33	1,915,109
				135,751,215
	Auto Manufacturers — 1.5%
2,447,000	Ford Motor Credit Co. LLC	3.38%	11/13/25	2,427,861
5,000,000	Ford Motor Credit Co. LLC	4.39%	01/08/26	4,960,698
27,655,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	26,983,453
8,955,000	General Motors Co.	6.25%	04/15/35	9,068,015
3,630,000	Stellantis Finance U.S., Inc. (b)	5.75%	03/18/30	3,640,466
1,850,000	Stellantis Finance U.S., Inc. (b)	6.45%	03/18/35	1,829,905
				48,910,398
	Banks — 5.1%
2,000,000	Bank of America Corp. (c)	2.59%	04/29/31	1,805,173
5,265,000	Bank of America Corp. (c)	1.92%	10/24/31	4,533,571
1,800,000	Bank of America Corp. (c)	5.29%	04/25/34	1,803,715
720,000	Bank of America Corp. (c)	5.47%	01/23/35	727,779
920,000	Bank of America Corp. (c)	5.51%	01/24/36	927,615
1,820,000	Bank of America Corp. (c)	5.74%	02/12/36	1,810,407
4,110,000	Citigroup, Inc. (c)	2.98%	11/05/30	3,804,505
2,917,000	Citigroup, Inc. (c)	3.06%	01/25/33	2,566,797
1,715,000	Citigroup, Inc. (c)	5.45%	06/11/35	1,719,050
6,465,000	Citigroup, Inc. (c)	5.33%	03/27/36	6,379,264
5,490,000	First Citizens BancShares, Inc. (c)	5.23%	03/12/31	5,469,763

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$9,590,000	First Citizens BancShares, Inc. (c)	6.25%	03/12/40	$9,273,731
1,790,000	Goldman Sachs Bank USA (c)	5.28%	03/18/27	1,797,968
860,000	Goldman Sachs Group (The), Inc. (c)	1.43%	03/09/27	838,472
18,965,000	Goldman Sachs Group (The), Inc. (c)	1.54%	09/10/27	18,215,031
1,785,000	Goldman Sachs Group (The), Inc. (c)	5.22%	04/23/31	1,811,493
1,760,000	Goldman Sachs Group (The), Inc. (c)	5.85%	04/25/35	1,811,899
8,020,000	Goldman Sachs Group (The), Inc. (c)	5.02%	10/23/35	7,764,800
775,000	Goldman Sachs Group (The), Inc. (c)	5.54%	01/28/36	780,785
1,650,000	JPMorgan Chase & Co. (c)	1.05%	11/19/26	1,621,197
1,895,000	JPMorgan Chase & Co. (c)	1.04%	02/04/27	1,849,339
1,765,000	JPMorgan Chase & Co. (c)	5.57%	04/22/28	1,797,894
2,625,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	2,585,457
1,445,000	JPMorgan Chase & Co. (c)	2.07%	06/01/29	1,344,287
1,855,000	JPMorgan Chase & Co. (c)	1.95%	02/04/32	1,588,766
2,260,000	JPMorgan Chase & Co. (c)	2.55%	11/08/32	1,959,297
1,800,000	JPMorgan Chase & Co. (c)	5.34%	01/23/35	1,811,746
2,045,000	JPMorgan Chase & Co. (c)	4.95%	10/22/35	1,985,223
1,300,000	JPMorgan Chase & Co. (c)	5.50%	01/24/36	1,315,909
1,780,000	JPMorgan Chase & Co. (c)	5.57%	04/22/36	1,811,691
495,000	Morgan Stanley (c)	0.99%	12/10/26	485,163
610,000	Morgan Stanley (c)	1.51%	07/20/27	588,735
6,500,000	Morgan Stanley (c)	1.93%	04/28/32	5,487,727
3,340,000	Morgan Stanley (c)	6.63%	11/01/34	3,625,628
1,255,000	Morgan Stanley (c)	5.83%	04/19/35	1,294,467
5,010,000	Morgan Stanley (c)	5.59%	01/18/36	5,060,525
3,555,000	Morgan Stanley (c)	5.66%	04/17/36	3,614,423
2,365,000	PNC Financial Services Group (The), Inc. (c)	6.88%	10/20/34	2,593,861
7,425,000	Regions Financial Corp. (c)	5.50%	09/06/35	7,295,208
12,312,000	Synovus Financial Corp. (c)	6.17%	11/01/30	12,477,411
2,925,000	US Bancorp (c)	4.84%	02/01/34	2,837,767
6,809,000	Wells Fargo & Co. (c)	2.39%	06/02/28	6,517,912
8,000,000	Wells Fargo & Co. (c)	5.57%	07/25/29	8,208,436
5,790,000	Wells Fargo & Co. (c)	2.88%	10/30/30	5,344,753
6,415,000	Wells Fargo & Co. (c)	5.24%	01/24/31	6,512,710
3,795,000	Wells Fargo & Co. (c)	2.57%	02/11/31	3,429,926
2,165,000	Wells Fargo & Co. (c)	5.39%	04/24/34	2,174,947
855,000	Wells Fargo & Co. (c)	5.21%	12/03/35	838,846
1,790,000	Wells Fargo & Co. (c)	5.61%	04/23/36	1,811,592
				173,712,661
	Biotechnology — 1.3%
14,345,000	Amgen, Inc.	5.25%	03/02/33	14,481,729
11,485,000	Amgen, Inc.	5.75%	03/02/63	10,866,106
8,990,000	Biogen, Inc.	5.75%	05/15/35	9,053,864
8,995,000	Biogen, Inc.	6.45%	05/15/55	9,003,919
				43,405,618
	Chemicals — 0.1%
159,000	International Flavors & Fragrances, Inc. (b)	1.83%	10/15/27	148,425
2,457,000	International Flavors & Fragrances, Inc. (b)	2.30%	11/01/30	2,142,313
				2,290,738

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial Services — 0.2%
$6,800,000	Boost Newco Borrower LLC (b)	7.50%	01/15/31	$7,199,051
	Computers — 0.4%
10,765,000	Leidos, Inc.	5.40%	03/15/32	10,846,766
3,645,000	Leidos, Inc.	5.50%	03/15/35	3,634,801
				14,481,567
	Diversified Financial Services — 1.8%
940,000	Air Lease Corp.	3.38%	07/01/25	938,815
2,500,000	Air Lease Corp.	4.63%	10/01/28	2,503,000
3,640,000	American Express Co. (c)	5.28%	07/26/35	3,627,457
3,685,000	American Express Co. (c)	5.67%	04/25/36	3,764,065
5,360,000	Charles Schwab (The) Corp., SOFR Compounded Index + 1.05% (d)	5.40%	03/03/27	5,391,730
8,515,000	Charles Schwab (The) Corp. (c)	6.14%	08/24/34	9,046,716
20,810,000	Jane Street Group / JSG Finance, Inc. (b)	7.13%	04/30/31	21,752,443
2,709,000	Jane Street Group / JSG Finance, Inc. (b)	6.13%	11/01/32	2,715,393
8,875,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	9,107,587
				58,847,206
	Electric — 0.3%
9,155,000	Calpine Corp. (b)	4.50%	02/15/28	8,984,999
2,185,000	Oncor Electric Delivery Co. LLC (b)	5.35%	04/01/35	2,189,804
				11,174,803
	Entertainment — 0.8%
10,745,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	9,121,577
18,840,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	13,560,641
1,695,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	1,099,430
5,530,000	Warnermedia Holdings, Inc.	5.39%	03/15/62	3,562,370
				27,344,018
	Food — 2.9%
17,600,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (b)	6.50%	02/15/28	17,969,002
10,840,000	Flowers Foods, Inc.	5.75%	03/15/35	10,935,090
1,800,000	JBS USA LUX S.A.R.L. / JBS USA Food Co. / JBS USA Foods Group (b)	6.38%	02/25/55	1,791,180
33,350,000	Kroger (The) Co.	5.00%	09/15/34	32,494,190
5,370,000	Mars, Inc. (b)	4.80%	03/01/30	5,405,434
3,620,000	Mars, Inc. (b)	5.20%	03/01/35	3,607,786
4,075,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	3,611,815
8,670,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	8,997,249
11,725,000	Pilgrim’s Pride Corp.	6.88%	05/15/34	12,648,378
				97,460,124
	Healthcare-Products — 1.0%
5,500,000	Alcon Finance Corp. (b)	5.38%	12/06/32	5,565,863
7,085,000	Solventum Corp.	5.45%	03/13/31	7,255,791
14,380,000	Solventum Corp.	5.60%	03/23/34	14,508,922
7,590,000	Solventum Corp.	5.90%	04/30/54	7,290,051
				34,620,627
	Healthcare-Services — 0.8%
2,943,000	HCA, Inc.	2.38%	07/15/31	2,518,740
7,180,000	HCA, Inc.	5.50%	06/01/33	7,246,561

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$7,285,000	HCA, Inc.	5.45%	09/15/34	$7,214,945
7,160,000	HCA, Inc.	5.75%	03/01/35	7,219,142
4,689,300	ModivCare, Inc., (10.00% PIK) (b) (e)	10.00%	10/01/29	1,383,343
				25,582,731
	Household Products/Wares — 0.0%
637,000	Spectrum Brands, Inc. (b)	3.88%	03/15/31	511,714
	Insurance — 0.1%
4,645,000	Metropolitan Life Global Funding I (b)	3.45%	12/18/26	4,581,193
	Lodging — 0.0%
956,000	Station Casinos LLC (b)	4.50%	02/15/28	927,777
	Machinery-Diversified — 0.2%
5,155,000	Chart Industries, Inc. (b)	7.50%	01/01/30	5,387,238
	Media — 1.7%
490,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	468,070
797,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.25%	01/15/34	688,555
340,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	339,958
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,356,305
2,670,000	Cox Enterprises, Inc. (b)	7.38%	07/15/27	2,812,676
5,425,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	5,406,698
9,440,000	Nexstar Media, Inc. (b)	4.75%	11/01/28	9,088,485
11,780,000	Paramount Global	4.20%	05/19/32	10,621,907
24,860,000	Paramount Global	4.95%	05/19/50	18,747,482
7,260,000	Sirius XM Radio LLC (b)	5.00%	08/01/27	7,189,408
1,297,000	Sirius XM Radio LLC (b)	3.88%	09/01/31	1,135,146
				57,854,690
	Oil & Gas — 1.0%
2,903,000	HF Sinclair Corp.	5.00%	02/01/28	2,889,653
3,202,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (b)	6.25%	11/01/28	3,165,441
8,187,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (b)	7.25%	02/15/35	7,593,525
5,442,000	Occidental Petroleum Corp.	7.88%	09/15/31	5,987,724
4,960,000	Permian Resources Operating LLC (b)	9.88%	07/15/31	5,420,169
8,885,000	Permian Resources Operating LLC (b)	7.00%	01/15/32	9,119,875
				34,176,387
	Pharmaceuticals — 0.2%
7,175,000	Bristol-Myers Squibb Co.	5.20%	02/22/34	7,232,349
	Pipelines — 0.8%
491,000	Buckeye Partners, L.P. (b)	4.50%	03/01/28	480,027
7,050,000	Buckeye Partners, L.P. (b)	6.88%	07/01/29	7,253,146
7,385,000	Energy Transfer, L.P.	6.20%	04/01/55	6,980,577
2,856,000	Flex Intermediate Holdco LLC (b)	3.36%	06/30/31	2,498,877
7,046,000	NuStar Logistics, L.P.	6.38%	10/01/30	7,183,397
2,739,000	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.	6.88%	01/15/29	2,791,880
				27,187,904

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate — 0.4%
$4,105,000	CoStar Group, Inc. (b)	2.80%	07/15/30	$3,642,075
8,945,000	Cushman & Wakefield U.S. Borrower LLC (b)	6.75%	05/15/28	8,989,394
				12,631,469
	Real Estate Investment Trusts — 0.2%
3,630,000	Iron Mountain, Inc. (b)	5.25%	03/15/28	3,592,458
1,845,000	VICI Properties, L.P.	5.13%	05/15/32	1,809,200
1,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.88%	02/15/29	958,443
1,570,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.13%	08/15/30	1,481,561
				7,841,662
	Retail — 0.5%
8,460,000	Raising Cane’s Restaurants LLC (b)	9.38%	05/01/29	8,988,437
9,010,000	Starbucks Corp.	5.40%	05/15/35	9,033,392
				18,021,829
	Semiconductors — 0.8%
865,000	Foundry JV Holdco LLC (b)	5.50%	01/25/31	876,805
12,440,000	Foundry JV Holdco LLC (b)	6.10%	01/25/36	12,648,434
12,305,000	Foundry JV Holdco LLC (b)	6.30%	01/25/39	12,650,677
2,165,000	Intel Corp.	5.60%	02/21/54	1,924,042
				28,099,958
	Software — 1.2%
8,935,000	Fair Isaac Corp. (b)	6.00%	05/15/33	8,940,469
2,932,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	2,098,702
3,545,000	Fiserv, Inc.	5.60%	03/02/33	3,610,323
8,960,000	Synopsys, Inc.	4.85%	04/01/30	9,050,728
5,430,000	Synopsys, Inc.	5.15%	04/01/35	5,369,028
5,465,000	VMware LLC	4.70%	05/15/30	5,436,310
6,400,000	VMware LLC	2.20%	08/15/31	5,469,033
				39,974,593
	Telecommunications — 0.4%
915,000	T-Mobile USA, Inc.	3.75%	04/15/27	903,526
5,905,000	T-Mobile USA, Inc.	5.13%	05/15/32	5,957,996
1,315,000	T-Mobile USA, Inc.	5.05%	07/15/33	1,304,370
3,625,000	T-Mobile USA, Inc.	4.70%	01/15/35	3,465,662
				11,631,554
	Water — 0.3%
10,820,000	American Water Capital Corp.	5.25%	03/01/35	10,797,059
	Total Corporate Bonds and Notes			947,638,133
	(Cost $948,616,911)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 22.5%
	Collateralized Mortgage Obligations — 1.0%
	Federal Home Loan Mortgage Corporation
305,844	Series 2017-4656, Class EZ	4.00%	02/15/47	288,717
14,338,760	Series 2024-5473, Class BF, 30 Day Average SOFR + 1.30% (d)	5.62%	11/25/54	14,282,830
	Federal National Mortgage Association
1,299,094	Series 2012-20, Class ZT	3.50%	03/25/42	1,222,140
1,461,089	Series 2012-84, Class VZ	3.50%	08/25/42	1,383,215
148,698	Series 2018-38, Class PA	3.50%	06/25/47	145,218
514,422	Series 2018-43, Class CT	3.00%	06/25/48	454,183

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association
$140,205	Series 2018-115, Class DE	3.50%	08/20/48	$128,224
151,127	Series 2018-124, Class NW	3.50%	09/20/48	137,712
12,625,066	Series 2018-78, Class NZ	3.50%	06/20/48	11,372,776
3,042,000	Series 2019-1, Class KD	3.50%	01/20/49	2,693,850
283,686	Series 2019-119, Class JE	3.00%	09/20/49	250,727
269,876	Series 2019-12, Class QA	3.50%	09/20/48	258,436
851,392	Series 2024-30, Class CF, 30 Day Average SOFR + 1.25% (d)	5.58%	02/20/54	850,749
				33,468,777
	Pass-Through Securities — 21.5%
	Federal Home Loan Mortgage Corporation
1,190,042	Pool G08715	3.00%	08/01/46	1,042,312
271,643	Pool G08726	3.00%	10/01/46	237,669
654,822	Pool G08732	3.00%	11/01/46	572,653
391,747	Pool G08750	3.00%	03/01/47	342,104
239,488	Pool G08788	3.50%	11/01/47	217,118
788,176	Pool G08792	3.50%	12/01/47	714,023
1,023,687	Pool G60038	3.50%	01/01/44	947,505
270,587	Pool G60080	3.50%	06/01/45	247,094
547,568	Pool G60344	4.00%	12/01/45	515,103
546,250	Pool G60582	3.50%	05/01/46	497,692
512,674	Pool G60658	3.50%	07/01/46	465,711
229,065	Pool G61556	3.50%	08/01/48	208,178
1,588,340	Pool G61748	3.50%	11/01/48	1,441,046
536,007	Pool G67700	3.50%	08/01/46	488,361
4,449,326	Pool G67706	3.50%	12/01/47	4,048,211
1,089,025	Pool G67707	3.50%	01/01/48	984,289
1,247,522	Pool G67714	4.00%	07/01/48	1,166,324
1,713,661	Pool G67717	4.00%	11/01/48	1,602,121
2,656,558	Pool G67718	4.00%	01/01/49	2,483,051
7,030,254	Pool QA7837	3.50%	03/01/50	6,346,091
18,942,655	Pool QE0521	2.50%	04/01/52	15,491,832
11,847,100	Pool RA3078	3.00%	07/01/50	10,275,644
327,083	Pool RE6029	3.00%	02/01/50	274,606
10,751,912	Pool SD0231	3.00%	01/01/50	9,363,334
25,244,940	Pool SD3246	4.00%	08/01/52	23,173,634
45,430,862	Pool SD5323	4.00%	01/01/54	41,700,407
2,908,532	Pool SD7511	3.50%	01/01/50	2,617,438
9,013,535	Pool SD7513	3.50%	04/01/50	8,138,714
5,408,936	Pool SD7518	3.00%	06/01/50	4,710,352
1,826,890	Pool SD8107	2.50%	11/01/50	1,502,221
28,017,660	Pool SD8211	2.00%	05/01/52	21,828,846
20,507,988	Pool SD8245	4.50%	09/01/52	19,394,362
12,859,692	Pool SD8257	4.50%	10/01/52	12,161,388
13,011,247	Pool SD8266	4.50%	11/01/52	12,305,646
129,388,816	Pool SD8491	5.00%	12/01/54	125,349,542
198,415	Pool U90772	3.50%	01/01/43	182,894
242,646	Pool U99114	3.50%	02/01/44	223,658
496,329	Pool ZA4692	3.50%	06/01/46	451,599
246,207	Pool ZM0063	4.00%	08/01/45	230,872

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$11,752,312	Pool ZM1779	3.00%	09/01/46	$10,278,299
2,533,937	Pool ZS4667	3.00%	06/01/46	2,216,651
4,208,061	Pool ZS4688	3.00%	11/01/46	3,675,050
6,677,822	Pool ZS4735	3.50%	09/01/47	6,054,778
489,996	Pool ZS9844	3.50%	07/01/46	445,831
1,249,252	Pool ZT0277	3.50%	10/01/46	1,136,661
591,504	Pool ZT0531	3.50%	04/01/47	538,188
580,591	Pool ZT0536	3.50%	03/01/48	526,817
1,814,175	Pool ZT0537	3.50%	03/01/48	1,643,712
308,955	Pool ZT0542	4.00%	07/01/48	288,460
877,953	Pool ZT1703	4.00%	01/01/49	819,516
	Federal National Mortgage Association
2,071,297	Pool AL8825	3.50%	06/01/46	1,884,625
843,400	Pool AS0225	4.00%	08/01/43	800,950
1,006,773	Pool AS3134	3.50%	08/01/44	920,205
241,366	Pool AS6620	3.50%	02/01/46	219,614
4,587,877	Pool BE3774	4.00%	07/01/47	4,295,805
625,928	Pool BJ2692	3.50%	04/01/48	564,594
751,159	Pool BM1903	3.50%	08/01/47	682,673
207,002	Pool BM2000	3.50%	05/01/47	188,043
530,696	Pool BM3260	3.50%	01/01/48	480,469
619,161	Pool BM4472	3.50%	07/01/48	560,983
1,419,751	Pool BM5585	3.00%	11/01/48	1,239,460
10,448,314	Pool BN7755	3.00%	09/01/49	9,097,198
25,211,285	Pool BQ6913	2.00%	12/01/51	19,654,562
8,080,821	Pool BV8515	3.00%	05/01/52	6,885,961
20,356,438	Pool BW8980	4.00%	10/01/52	18,698,707
18,474,531	Pool BW9886	4.50%	10/01/52	17,458,746
787,584	Pool CA0854	3.50%	12/01/47	712,518
366,752	Pool CA0907	3.50%	12/01/47	332,044
310,042	Pool CA0996	3.50%	01/01/48	280,492
2,218,260	Pool CA1182	3.50%	02/01/48	1,997,947
377,020	Pool CA1187	3.50%	02/01/48	341,447
254,979	Pool CA1710	4.50%	05/01/48	244,153
376,721	Pool CA2327	4.00%	09/01/48	351,456
2,323,914	Pool CA3633	3.50%	06/01/49	2,104,092
10,124,045	Pool CA4534	3.00%	11/01/49	8,814,881
26,568,525	Pool CB0290	2.00%	04/01/51	20,749,846
10,265,458	Pool CB4818	4.00%	10/01/52	9,426,056
13,042,026	Pool CB6854	4.50%	08/01/53	12,323,506
3,359,650	Pool FM2870	3.00%	03/01/50	2,921,771
5,791,104	Pool FM5397	3.00%	12/01/50	5,027,644
170,657	Pool MA1146	4.00%	08/01/42	161,207
323,772	Pool MA1373	3.50%	03/01/43	298,045
293,346	Pool MA2077	3.50%	11/01/34	284,517
376,033	Pool MA2670	3.00%	07/01/46	328,988
369,039	Pool MA2806	3.00%	11/01/46	322,449
328,200	Pool MA3057	3.50%	07/01/47	297,935
345,243	Pool MA3210	3.50%	12/01/47	312,337

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$3,906,112	Pool MA3238	3.50%	01/01/48	$3,528,572
326,489	Pool MA3239	4.00%	01/01/48	304,794
469,556	Pool MA3332	3.50%	04/01/48	423,230
495,295	Pool MA3846	3.00%	11/01/49	415,835
427,616	Pool MA4078	2.50%	07/01/50	352,617
702,531	Pool MA4093	2.00%	08/01/40	619,003
5,273,297	Pool MA4128	2.00%	09/01/40	4,644,379
4,540,390	Pool MA4158	2.00%	10/01/50	3,565,446
11,401,100	Pool MA4364	2.00%	06/01/41	9,640,111
1,123,317	Pool MA4379	2.50%	07/01/51	921,454
7,230,133	Pool MA4656	4.50%	07/01/52	6,837,273
24,447,611	Pool MA4733	4.50%	09/01/52	23,120,056
11,580,450	Pool MA4902	3.50%	01/01/53	10,285,971
23,126,407	Pool MA4917	4.50%	02/01/53	21,873,143
31,916,831	Pool MA4978	5.00%	04/01/53	30,990,452
33,178,265	Pool MA5107	5.50%	08/01/53	32,911,740
	Government National Mortgage Association
420,786	Pool MA2825	3.00%	05/20/45	372,887
6,028,919	Pool MA3662	3.00%	05/20/46	5,337,211
542,899	Pool MA3663	3.50%	05/20/46	490,729
368,169	Pool MA3735	3.00%	06/20/46	325,813
7,496,776	Pool MA3937	3.50%	09/20/46	6,776,743
363,370	Pool MA4261	3.00%	02/20/47	321,003
2,298,749	Pool MA4322	4.00%	03/20/47	2,133,166
2,459,082	Pool MA4382	3.50%	04/20/47	2,221,359
194,289	Pool MA4588	4.50%	07/20/47	188,313
541,842	Pool MA4651	3.00%	08/20/47	477,961
784,502	Pool MA4652	3.50%	08/20/47	708,172
268,975	Pool MA4719	3.50%	09/20/47	241,891
673,286	Pool MA4778	3.50%	10/20/47	607,636
648,395	Pool MA4836	3.00%	11/20/47	571,949
668,685	Pool MA4837	3.50%	11/20/47	603,415
221,584	Pool MA4838	4.00%	11/20/47	205,623
231,401	Pool MA4962	3.50%	01/20/48	208,769
335,148	Pool MA4963	4.00%	01/20/48	310,334
466,509	Pool MA5136	3.50%	04/20/48	420,279
346,513	Pool MA5399	4.50%	08/20/48	331,700
24,331,689	Pool MA8347	4.50%	10/20/52	23,116,368
18,299,584	Pool MA9963	4.50%	10/20/54	17,279,163
				726,518,094
	Total U.S. Government Agency Mortgage-Backed Securities			759,986,871
	(Cost $803,675,098)
FOREIGN CORPORATE BONDS AND NOTES — 3.0%
	Banks — 1.6%
7,170,000	AIB Group PLC (b) (c)	5.32%	05/15/31	7,235,753
3,635,000	Cooperatieve Rabobank UA	3.75%	07/21/26	3,598,378
3,635,000	Danske Bank A/S (b) (c)	1.62%	09/11/26	3,600,980
3,550,000	Danske Bank A/S (b) (c)	5.43%	03/01/28	3,605,316

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$8,349,000	Danske Bank A/S (b) (c)	5.71%	03/01/30	$8,606,634
1,830,000	HSBC Holdings PLC (c)	2.10%	06/04/26	1,829,732
1,215,000	HSBC Holdings PLC (c)	4.76%	06/09/28	1,214,105
1,110,000	HSBC Holdings PLC (c)	2.01%	09/22/28	1,043,642
930,000	Santander UK Group Holdings PLC (c)	1.53%	08/21/26	923,141
1,440,000	Santander UK Group Holdings PLC (c)	1.67%	06/14/27	1,391,730
995,000	Santander UK Group Holdings PLC (c)	2.47%	01/11/28	956,765
5,170,000	UBS Group AG (b) (c)	6.25%	09/22/29	5,411,901
7,031,000	UBS Group AG (b) (c)	6.54%	08/12/33	7,551,118
5,410,000	UBS Group AG (b) (c)	5.58%	05/09/36	5,415,738
				52,384,933
	Biotechnology — 0.2%
7,300,000	Royalty Pharma PLC	5.40%	09/02/34	7,272,266
	Cosmetics/Personal Care — 0.3%
9,000,000	L’Oreal S.A. (b)	5.00%	05/20/35	9,065,240
	Diversified Financial Services — 0.0%
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.45%	10/01/25	1,294,447
	Food — 0.3%
6,660,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	7,159,626
3,840,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	4.38%	02/02/52	2,892,553
				10,052,179
	Leisure Time — 0.4%
5,645,000	Carnival Corp. (b)	4.00%	08/01/28	5,458,009
7,075,000	Royal Caribbean Cruises Ltd. (b)	6.25%	03/15/32	7,174,935
				12,632,944
	Oil & Gas — 0.0%
708,225	Transocean Poseidon Ltd. (b)	6.88%	02/01/27	713,301
	Pharmaceuticals — 0.2%
5,515,000	Pfizer Investment Enterprises Pte Ltd.	4.75%	05/19/33	5,425,457
	Savings & Loans — 0.0%
1,550,000	Nationwide Building Society (b) (c)	2.97%	02/16/28	1,507,369
	Total Foreign Corporate Bonds and Notes			100,348,136
	(Cost $100,151,024)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 2.4%
	Banks — 0.7%
8,935,000	Bank of America Corp. (c)	6.63%	(f)	9,098,939
934,000	CoBank ACB, Series M (c)	7.13%	(f)	951,502
7,185,000	Farm Credit Bank of Texas, Series 4 (b) (c)	5.70%	(f)	7,152,388
5,360,000	HSBC Holdings PLC (c) (g)	6.88%	(f)	5,407,270
				22,610,099
	Capital Markets — 0.8%
9,015,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(f)	8,982,941
2,942,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(f)	2,911,101

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$6,915,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(f)	$7,218,513
3,755,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(f)	3,672,605
5,560,000	UBS Group AG (b) (c) (g)	7.13%	(f)	5,469,525
				28,254,685
	Consumer Finance — 0.3%
4,145,000	Ally Financial, Inc., Series C (c)	4.70%	(f)	3,630,908
7,465,000	American Express Co. (c)	3.55%	(f)	7,237,717
				10,868,625
	Health Care Providers & Services — 0.4%
12,380,000	CVS Health Corp. (c)	7.00%	03/10/55	12,500,916
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (b) (c)	8.88%	(f)	1,000,193
	Oil, Gas & Consumable Fuels — 0.2%
5,435,000	Energy Transfer, L.P., Series G (c)	7.13%	(f)	5,471,947
	Total Capital Preferred Securities			80,706,465
	(Cost $80,742,023)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.5%
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (b)	(h)	09/10/29	6,139,198
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (b)	(h)	12/15/33	869,586
	Skyline Aircraft Finance LLC
10,550,418	Series 2020-1, Class A (i) (j) (k)	3.23%	05/10/38	9,764,906
	Total Asset-Backed Securities			16,773,690
	(Cost $13,158,226)

Principal Value	Description	Rate (l)	Stated Maturity (m)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 0.2%
	Consumer Cyclical Services — 0.0%
900,113	Ingenovis Health, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	8.68%	03/06/28	430,704
427,682	Ingenovis Health, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	8.70%	03/06/28	207,425
				638,129
	Electric — 0.0%
503,843	Potomac Energy Center LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.00% Floor	10.56%	11/12/26	505,733
	Food and Beverage — 0.0%
315,143	Naked Juice LLC, Term Loan, 1 Mo. CME Term SOFR + 6.00%, 0.50% Floor, (Up to 5.00% PIK) (e)	10.31%	01/24/30	118,179

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Rate (l)	Stated Maturity (m)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Food and Beverage (Continued)
$561,973	Naked Juice LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.56%	01/24/29	$402,412
50,769	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.71%	01/24/29	50,135
				570,726
	Healthcare — 0.1%
573,917	ModivCare, Inc., Term Loan, 3 Mo. CME Term SOFR + 7.50%, 0.00% Floor	11.71%	01/12/26	446,221
2,974,061	ModivCare, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	07/01/31	2,047,968
				2,494,189
	Healthcare REITs — 0.1%
817,573	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.27%	02/22/27	807,353
	Paper — 0.0%
418,715	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.93%	05/06/27	412,435
	Total Senior Floating-Rate Loan Interests			5,428,565
	(Cost $7,000,515)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 0.1%
	Collateralized Mortgage Obligations — 0.0%
	CSMCM Trust
533,308	Series 2021-RP11 (b)	3.78%	10/27/61	403,473
				403,473
	Commercial Mortgage-Backed Securities — 0.1%
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (b) (d)	6.44%	08/15/36	4,328,216
				4,328,216
	Total Mortgage-Backed Securities			4,731,689
	(Cost $5,064,563)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.1%
	Banks — 0.0%
65,882	Bank of Hawaii Corp.	8.00%	(f)	1,675,379
	Financial Services — 0.1%
68,100	Jackson Financial, Inc. (c)	8.00%	(f)	1,769,238
	Total $25 Par Preferred Securities			3,444,617
	(Cost $3,468,579)

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 3.2%
108,818,842	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (n)	$108,818,842
	(Cost $108,818,842)

	Total Investments — 98.9%	3,343,692,966
	(Cost $3,389,224,849)
	Net Other Assets and Liabilities — 1.1%	38,525,121
	Net Assets — 100.0%	$3,382,218,087

(a)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2025, securities noted as such amounted to $332,839,495 or 9.8%
of net assets.

(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Floating or variable rate security.
(e)	The issuer will pay interest in cash and/or in PIK interest.
(f)	Perpetual maturity.
(g)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At May 31, 2025, securities noted as such amounted to $10,876,795 or 0.3% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

(h)	Zero coupon security.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2025, securities noted as such are valued at $9,764,906 or 0.3% of net assets.

(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(l)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(m)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(n)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,315,815,958	$—	$1,315,815,958	$—
Corporate Bonds and Notes*	947,638,133	—	947,638,133	—
U.S. Government Agency Mortgage-Backed Securities	759,986,871	—	759,986,871	—
Foreign Corporate Bonds and Notes*	100,348,136	—	100,348,136	—
Capital Preferred Securities*	80,706,465	—	80,706,465	—
Asset-Backed Securities	16,773,690	—	7,008,784	9,764,906
Senior Floating-Rate Loan Interests*	5,428,565	—	5,428,565	—
Mortgage-Backed Securities	4,731,689	—	4,731,689	—
$25 Par Preferred Securities*	3,444,617	3,444,617	—	—
Money Market Funds	108,818,842	108,818,842	—	—
Total Investments	$3,343,692,966	$112,263,459	$3,221,664,601	$9,764,906

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of May 31, 2025, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Kelso Industries LLC, Term Loan	$109,777	$109,777	$109,091	$(686)

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments
May 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 43.5%
$70,500,000	U.S. Treasury Bond	4.63%	11/15/44	$67,735,078
69,090,000	U.S. Treasury Bond	4.63%	02/15/55	65,916,178
63,364,435	U.S. Treasury Inflation Indexed Bond (a)	1.63%	10/15/29	63,975,304
31,700,152	U.S. Treasury Inflation Indexed Bond (a)	2.13%	01/15/35	31,936,695
258,755,000	U.S. Treasury Note	4.63%	02/28/26	259,438,928
229,935,000	U.S. Treasury Note	4.50%	05/15/27	232,431,952
200,425,000	U.S. Treasury Note	3.75%	04/15/28	199,806,500
81,350,000	U.S. Treasury Note	4.63%	04/30/29	83,426,649
132,775,000	U.S. Treasury Note	4.00%	03/31/30	133,023,953
80,568,000	U.S. Treasury Note	3.88%	04/30/30	80,259,576
73,775,000	U.S. Treasury Note	4.63%	02/15/35	75,175,573
	Total U.S. Government Bonds and Notes			1,293,126,386
	(Cost $1,290,634,972)
CORPORATE BONDS AND NOTES — 27.6%
	Advertising — 0.1%
2,811,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (b)	7.38%	02/15/31	2,970,322
	Aerospace/Defense — 2.5%
8,015,000	Boeing (The) Co.	2.20%	02/04/26	7,874,557
7,375,000	Boeing (The) Co.	6.53%	05/01/34	7,874,716
1,620,000	Boeing (The) Co.	5.81%	05/01/50	1,518,067
11,940,000	Boeing (The) Co.	7.01%	05/01/64	12,766,321
4,780,000	General Dynamics Corp.	4.95%	08/15/35	4,705,014
15,200,000	Northrop Grumman Corp.	4.65%	07/15/30	15,249,637
7,400,000	RTX Corp.	6.10%	03/15/34	7,886,700
7,100,000	Spirit AeroSystems, Inc. (b)	9.75%	11/15/30	7,849,156
8,080,000	TransDigm, Inc. (b)	6.75%	08/15/28	8,230,304
642,000	TransDigm, Inc. (b)	6.00%	01/15/33	635,729
				74,590,201
	Airlines — 0.0%
358,843	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	358,103
	Auto Manufacturers — 1.2%
1,603,000	Ford Motor Credit Co. LLC	3.38%	11/13/25	1,590,462
5,000,000	Ford Motor Credit Co. LLC	4.39%	01/08/26	4,960,698
20,305,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	19,811,934
4,695,000	General Motors Co.	6.25%	04/15/35	4,754,252
4,760,000	Stellantis Finance U.S., Inc. (b)	5.75%	03/18/30	4,773,723
				35,891,069
	Auto Parts & Equipment — 0.1%
4,500,000	Goodyear Tire & Rubber (The) Co. (c)	6.63%	07/15/30	4,509,981
	Banks — 5.4%
2,870,000	Associated Banc-Corp (d)	6.46%	08/29/30	2,908,919
3,580,000	Bank of America Corp. (d)	1.32%	06/19/26	3,573,078
815,000	Bank of America Corp. (d)	1.73%	07/22/27	788,569
3,490,000	Bank of America Corp. (d)	2.55%	02/04/28	3,374,628
10,215,000	Bank of America Corp. (d)	2.09%	06/14/29	9,484,852
5,123,000	Bank of America Corp. (d)	1.92%	10/24/31	4,411,298
3,820,000	Bank of America Corp. (d)	2.69%	04/22/32	3,375,011
1,170,000	Bank of America Corp. (d)	5.47%	01/23/35	1,182,641
3,215,000	Bank of America Corp., Series N (d)	2.65%	03/11/32	2,846,859

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$2,000,000	Citigroup, Inc. (d)	3.52%	10/27/28	$1,946,079
3,165,000	Citigroup, Inc. (d)	3.98%	03/20/30	3,075,228
525,000	Citigroup, Inc. (d)	2.98%	11/05/30	485,977
4,505,000	Citigroup, Inc. (d)	5.45%	06/11/35	4,515,639
3,945,000	Citigroup, Inc. (d)	5.33%	03/27/36	3,892,683
3,200,000	First Citizens BancShares, Inc. (d)	5.23%	03/12/31	3,188,204
8,385,000	First Citizens BancShares, Inc. (d)	6.25%	03/12/40	8,108,471
18,970,000	Goldman Sachs Group (The), Inc. (d)	1.09%	12/09/26	18,612,528
5,240,000	Goldman Sachs Group (The), Inc. (d)	5.02%	10/23/35	5,073,261
675,000	Goldman Sachs Group (The), Inc. (d)	5.54%	01/28/36	680,039
750,000	JPMorgan Chase & Co. (d)	1.04%	02/04/27	731,928
2,660,000	JPMorgan Chase & Co. (d)	1.58%	04/22/27	2,590,865
2,780,000	JPMorgan Chase & Co. (d)	1.47%	09/22/27	2,670,415
2,533,000	JPMorgan Chase & Co. (d)	4.32%	04/26/28	2,522,657
160,000	JPMorgan Chase & Co. (d)	4.01%	04/23/29	157,590
5,000,000	JPMorgan Chase & Co. (d)	2.07%	06/01/29	4,651,511
1,790,000	JPMorgan Chase & Co. (d)	4.20%	07/23/29	1,771,439
3,155,000	JPMorgan Chase & Co. (d)	5.77%	04/22/35	3,264,004
3,080,000	JPMorgan Chase & Co. (d)	4.95%	10/22/35	2,989,969
1,415,000	Morgan Stanley (d)	3.77%	01/24/29	1,384,884
5,220,000	Morgan Stanley (d)	5.16%	04/20/29	5,293,833
1,635,000	Morgan Stanley (d)	5.45%	07/20/29	1,672,678
920,000	Morgan Stanley (d)	1.79%	02/13/32	775,047
4,375,000	Morgan Stanley (d)	6.63%	11/01/34	4,749,138
80,000	Morgan Stanley (d)	5.83%	04/19/35	82,516
4,050,000	Morgan Stanley (d)	5.59%	01/18/36	4,090,843
1,915,000	PNC Financial Services Group (The), Inc. (d)	6.88%	10/20/34	2,100,315
4,870,000	Regions Financial Corp. (d)	5.50%	09/06/35	4,784,871
7,688,000	Synovus Financial Corp. (d)	6.17%	11/01/30	7,791,288
1,000,000	US Bancorp (d)	4.65%	02/01/29	1,002,058
320,000	US Bancorp (d)	5.85%	10/21/33	331,807
1,220,000	US Bancorp (d)	4.84%	02/01/34	1,183,616
440,000	US Bancorp (d)	5.84%	06/12/34	454,472
175,000	US Bancorp (d)	5.68%	01/23/35	178,338
5,435,000	Wells Fargo & Co. (d)	2.39%	06/02/28	5,202,651
8,890,000	Wells Fargo & Co. (d)	5.57%	07/25/29	9,121,625
2,155,000	Wells Fargo & Co. (d)	2.57%	02/11/31	1,947,692
625,000	Wells Fargo & Co. (d)	3.35%	03/02/33	560,784
4,390,000	Wells Fargo & Co. (d)	5.50%	01/23/35	4,416,415
1,685,000	Wells Fargo & Co. (d)	5.21%	12/03/35	1,653,163
385,000	Wells Fargo & Co. (d)	5.01%	04/04/51	338,127
				161,990,503
	Biotechnology — 1.1%
10,950,000	Amgen, Inc.	5.25%	03/02/33	11,054,370
320,000	Amgen, Inc.	5.65%	03/02/53	304,823
8,360,000	Amgen, Inc.	5.75%	03/02/63	7,909,503
6,290,000	Biogen, Inc.	5.75%	05/15/35	6,334,683
6,290,000	Biogen, Inc.	6.45%	05/15/55	6,296,237
				31,899,616

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Materials — 0.2%
$6,380,000	Masterbrand, Inc. (b)	7.00%	07/15/32	$6,352,799
1,060,000	Quikrete Holdings, Inc. (b)	6.38%	03/01/32	1,077,895
				7,430,694
	Chemicals — 0.1%
960,000	International Flavors & Fragrances, Inc. (b)	1.83%	10/15/27	896,152
1,422,000	International Flavors & Fragrances, Inc. (b)	2.30%	11/01/30	1,239,873
				2,136,025
	Commercial Services — 1.0%
7,430,000	Boost Newco Borrower LLC (b)	7.50%	01/15/31	7,866,022
6,000,000	Herc Holdings Escrow Inc (b) (c)	7.00%	06/15/30	6,185,104
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (b)	3.38%	08/31/27	1,417,337
5,330,000	Rollins, Inc. (b)	5.25%	02/24/35	5,290,593
7,750,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (b)	6.75%	08/15/32	7,912,143
				28,671,199
	Computers — 0.4%
3,945,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	3,963,971
1,260,000	Dell International LLC / EMC Corp.	5.00%	04/01/30	1,267,145
6,275,000	Leidos, Inc.	5.40%	03/15/32	6,322,662
				11,553,778
	Cosmetics/Personal Care — 0.0%
550,000	Prestige Brands, Inc. (b)	5.13%	01/15/28	547,744
	Diversified Financial Services — 1.4%
2,300,000	Air Lease Corp.	2.88%	01/15/26	2,272,918
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,339,647
1,505,000	Capital One Financial Corp. (d)	1.88%	11/02/27	1,447,980
7,000,000	Jane Street Group / JSG Finance, Inc. (b)	4.50%	11/15/29	6,747,938
21,225,000	Jane Street Group / JSG Finance, Inc. (b)	7.13%	04/30/31	22,186,238
1,871,000	Jane Street Group / JSG Finance, Inc. (b)	6.13%	11/01/32	1,875,416
6,210,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	6,372,745
				42,242,882
	Electric — 0.8%
8,005,000	Calpine Corp. (b)	4.50%	02/15/28	7,856,353
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	375,269
4,375,000	Duke Energy Progress LLC	5.05%	03/15/35	4,319,188
3,840,000	Florida Power & Light Co.	5.30%	06/15/34	3,902,419
7,350,000	Talen Energy Supply LLC (b)	8.63%	06/01/30	7,854,040
				24,307,269
	Entertainment — 0.6%
1,340,000	Caesars Entertainment, Inc. (b)	6.50%	02/15/32	1,351,618
590,000	Live Nation Entertainment, Inc. (b)	4.75%	10/15/27	581,178
1,580,000	Penn Entertainment, Inc. (b)	4.13%	07/01/29	1,412,816
1,000,000	Warnermedia Holdings, Inc.	3.76%	03/15/27	969,619
5,063,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	4,298,050
5,925,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	4,264,692
9,236,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	5,990,760
				18,868,733
	Environmental Control — 0.1%
2,850,000	Waste Pro USA, Inc. (b)	7.00%	02/01/33	2,929,313

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food — 1.9%
$15,370,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (b)	6.50%	02/15/28	$15,692,247
2,335,000	Chobani Holdco II LLC, (9.50% PIK) (b) (e)	9.50%	10/01/29	2,487,562
11,340,000	Kroger (The) Co.	5.00%	09/15/34	11,048,999
8,250,000	Mars, Inc. (b)	4.80%	03/01/30	8,304,437
286,000	Pilgrim’s Pride Corp.	4.25%	04/15/31	270,859
1,395,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,236,437
15,150,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	15,721,837
1,407,000	Post Holdings, Inc. (b)	5.50%	12/15/29	1,391,049
387,000	Smithfield Foods, Inc. (b)	5.20%	04/01/29	385,409
				56,538,836
	Gas — 0.1%
890,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (b)	9.38%	06/01/28	899,418
2,805,000	Brooklyn Union Gas (The) Co. (b)	3.41%	03/10/26	2,769,152
				3,668,570
	Healthcare-Products — 1.0%
1,600,000	Alcon Finance Corp. (b)	3.00%	09/23/29	1,487,285
7,740,000	Solventum Corp.	5.45%	03/13/31	7,926,581
7,855,000	Solventum Corp.	5.60%	03/23/34	7,925,423
4,960,000	Solventum Corp.	5.90%	04/30/54	4,763,986
6,750,000	Stryker Corp.	4.70%	02/10/28	6,813,267
				28,916,542
	Healthcare-Services — 0.3%
330,000	Cigna Group (The)	4.38%	10/15/28	328,231
365,000	HCA, Inc.	7.58%	09/15/25	367,829
360,000	HCA, Inc.	7.05%	12/01/27	378,159
2,870,000	HCA, Inc.	3.50%	09/01/30	2,678,206
2,057,000	HCA, Inc.	2.38%	07/15/31	1,760,465
3,130,000	HCA, Inc.	5.75%	03/01/35	3,155,854
4,868,850	ModivCare, Inc., (10.00% PIK) (b) (e)	10.00%	10/01/29	1,436,311
				10,105,055
	Household Products/Wares — 0.0%
364,000	Spectrum Brands, Inc. (b)	3.88%	03/15/31	292,408
	Insurance — 0.1%
750,000	MassMutual Global Funding II (b)	3.40%	03/08/26	744,632
965,000	Metropolitan Life Global Funding I (b)	5.15%	03/28/33	968,363
				1,712,995
	Lodging — 0.2%
4,475,000	Hyatt Hotels Corp.	5.05%	03/30/28	4,498,381
1,044,000	Station Casinos LLC (b)	4.50%	02/15/28	1,013,179
				5,511,560
	Machinery-Diversified — 0.3%
7,510,000	Chart Industries, Inc. (b)	7.50%	01/01/30	7,848,333
	Media — 2.0%
210,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	200,601
4,203,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.25%	01/15/34	3,631,110
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	345,958

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$900,000	Cox Enterprises, Inc. (b)	7.38%	07/15/27	$948,093
8,300,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (b)	10.00%	02/15/31	8,084,385
7,900,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	7,873,348
8,235,000	Nexstar Media, Inc. (b)	4.75%	11/01/28	7,928,355
11,340,000	Paramount Global	4.20%	05/19/32	10,225,164
15,210,000	Paramount Global	4.95%	05/19/50	11,470,201
7,935,000	Sirius XM Radio LLC (b)	5.00%	08/01/27	7,857,845
2,695,000	Sirius XM Radio LLC (b)	3.88%	09/01/31	2,358,689
				60,923,749
	Oil & Gas — 1.6%
7,930,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (b)	6.63%	10/15/32	7,982,560
1,692,000	HF Sinclair Corp.	5.00%	02/01/28	1,684,221
2,798,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (b)	6.25%	11/01/28	2,766,054
8,813,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (b)	7.25%	02/15/35	8,174,146
1,100,000	Occidental Petroleum Corp.	7.88%	09/15/31	1,210,308
7,230,000	Permian Resources Operating LLC (b)	9.88%	07/15/31	7,900,770
15,535,000	Permian Resources Operating LLC (b)	7.00%	01/15/32	15,945,668
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	766,981
				46,430,708
	Packaging & Containers — 0.0%
60,000	Sealed Air Corp. (b)	5.50%	09/15/25	59,972
	Pipelines — 1.4%
7,665,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. (b)	7.00%	07/15/29	7,925,127
536,000	Buckeye Partners, L.P. (b)	4.50%	03/01/28	524,021
7,700,000	Buckeye Partners, L.P. (b)	6.88%	07/01/29	7,921,875
1,144,000	Energy Transfer, L.P.	5.00%	05/15/50	925,713
1,783,000	Flex Intermediate Holdco LLC (b)	3.36%	06/30/31	1,560,048
2,965,000	Genesis Energy, L.P. / Genesis Energy Finance Corp.	8.25%	01/15/29	3,070,696
12,314,000	NuStar Logistics, L.P.	6.38%	10/01/30	12,554,123
1,676,000	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.	6.88%	01/15/29	1,708,357
951,000	Venture Global Calcasieu Pass LLC (b)	6.25%	01/15/30	964,693
1,759,000	Venture Global LNG, Inc. (b)	7.00%	01/15/30	1,752,641
1,861,000	Venture Global LNG, Inc. (b)	9.88%	02/01/32	1,980,981
				40,888,275
	Real Estate — 0.4%
7,820,000	Cushman & Wakefield U.S. Borrower LLC (b)	6.75%	05/15/28	7,858,811
4,635,000	Kennedy-Wilson, Inc.	4.75%	02/01/30	4,117,850
				11,976,661
	Real Estate Investment Trusts — 0.2%
390,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.38%	04/15/26	389,385
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	687,839
3,170,000	Iron Mountain, Inc. (b)	5.25%	03/15/28	3,137,215
268,000	VICI Properties, L.P.	5.63%	05/15/52	239,726
2,026,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.13%	08/15/30	1,911,875
				6,366,040
	Retail — 1.3%
7,420,000	Brinker International, Inc. (b)	8.25%	07/15/30	7,856,489
7,500,000	Kohl’s Corp. (b)	10.00%	06/01/30	7,709,261

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Retail (Continued)
$8,650,000	Macy’s Retail Holdings LLC (b)	6.13%	03/15/32	$8,025,877
7,385,000	Raising Cane’s Restaurants LLC (b)	9.38%	05/01/29	7,846,289
6,300,000	Starbucks Corp.	5.40%	05/15/35	6,316,356
				37,754,272
	Semiconductors — 0.8%
1,835,000	Foundry JV Holdco LLC (b)	5.50%	01/25/31	1,860,043
7,775,000	Foundry JV Holdco LLC (b)	6.10%	01/25/36	7,905,271
12,295,000	Foundry JV Holdco LLC (b)	6.30%	01/25/39	12,640,396
				22,405,710
	Software — 0.9%
7,835,000	Cloud Software Group, Inc. (b)	6.50%	03/31/29	7,832,727
1,300,000	Cloud Software Group, Inc. (b)	9.00%	09/30/29	1,331,628
7,810,000	Fair Isaac Corp. (b)	6.00%	05/15/33	7,814,780
1,538,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,100,888
7,830,000	Synopsys, Inc.	4.85%	04/01/30	7,909,286
				25,989,309
	Telecommunications — 0.1%
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	74,131
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	930,932
2,765,000	T-Mobile USA, Inc.	4.70%	01/15/35	2,643,464
				3,648,527
	Total Corporate Bonds and Notes			821,934,954
	(Cost $823,168,052)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.7%
	Collateralized Mortgage Obligations — 1.8%
	Federal Home Loan Mortgage Corporation
32,492,213	Series 2024-5468, Class SE, IO, 30 Day Average SOFR ×-1+ 5.35% (f)	1.03%	10/25/54	2,375,535
9,355,623	Series 2024-5472, Class FE, 30 Day Average SOFR + 1.35% (g)	5.67%	11/25/54	9,334,399
39,128,210	Series 2024-5496, Class S, IO, 30 Day Average SOFR ×-1+ 5.90% (f)	1.58%	01/25/55	3,080,728
	Federal National Mortgage Association
559,858	Series 2011-116, Class SA, IO, 30 Day Average SOFR ×-1+ 5.89% (f)	1.56%	11/25/41	47,734
106,085	Series 2012-128, Class UA	2.50%	06/25/42	92,338
366,927	Series 2013-18, Class MI, IO	3.00%	02/25/33	14,264
33,868,199	Series 2024-82, Class CF, 30 Day Average SOFR + 1.35% (g)	5.67%	11/25/54	33,695,671
4,672,982	Series 2024-96, Class FD, 30 Day Average SOFR + 1.45% (g)	5.77%	12/25/54	4,679,526
				53,320,195
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
9,429,042	Series 2021-P009, Class X, IO (h)	1.32%	01/25/31	282,993
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (g) (i)	1.01%	07/25/33	257,770
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
94,510	Series K037, Class X3, IO (h) (j)	5.37%	01/25/42	12
20,449,223	Series K048, Class X3, IO (h)	1.51%	08/25/43	31,177

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates (Continued)
$12,657,147	Series K051, Class X1, IO (h)	0.49%	09/25/25	$11,952
46,915,000	Series K053, Class X3, IO (h)	1.65%	03/25/44	456,521
6,897,149	Series K056, Class X3, IO (h)	2.12%	06/25/44	139,971
38,206,238	Series K059, Class X3, IO (h)	1.91%	11/25/44	922,020
1,899,979	Series K060, Class X3, IO (h)	1.90%	12/25/44	46,921
1,204,315	Series KC04, Class X1, IO (h)	1.25%	12/25/26	14,909
6,147,897	Series KC05, Class X1, IO (h)	1.20%	06/25/27	92,199
2,611,406	Series KLU1, Class X3, IO (h)	4.03%	01/25/31	256,969
2,870,879	Series KS06, Class X, IO (h)	0.94%	08/25/26	14,807
4,588,566	Series KS07, Class X, IO (h)	0.59%	09/25/25	7,543
54,807,931	Series Q017, Class X, IO (g) (i)	1.22%	04/25/30	559,229
	Federal National Mortgage Association
19,868	Series 2016-M2, Class X3, IO (h) (j)	2.04%	04/25/36	1
955,554	Series 2016-M4, Class X2, IO (h)	2.70%	01/25/39	35,581
81,196	Series 2016-M11, Class X2, IO (h)	3.06%	07/25/39	14
6,100,000	Series 2019-M29, Class X4, IO (g)	0.70%	03/25/29	127,739
				3,258,328
	Pass-Through Securities — 10.8%
	Federal Home Loan Mortgage Corporation
4,522,751	Pool RA6427	3.00%	12/01/51	3,855,204
12,633,305	Pool SD3246	4.00%	08/01/52	11,596,763
4,819,247	Pool SD8199	2.00%	03/01/52	3,758,712
5,798,674	Pool SD8204	2.00%	04/01/52	4,518,588
8,471,945	Pool SD8213	3.00%	05/01/52	7,225,104
15,724,007	Pool SD8244	4.00%	09/01/52	14,446,814
7,961,283	Pool SD8245	4.50%	09/01/52	7,528,969
12,454,350	Pool SD8256	4.00%	10/01/52	11,441,439
7,310,857	Pool SD8257	4.50%	10/01/52	6,913,864
12,619,050	Pool SD8265	4.00%	11/01/52	11,592,762
5,810,305	Pool SD8266	4.50%	11/01/52	5,495,212
5,521,340	Pool SD8272	3.00%	12/01/52	4,702,978
3,982,342	Pool SD8275	4.50%	12/01/52	3,766,380
4,288,594	Pool SD8328	4.50%	06/01/53	4,051,480
99,800,166	Pool SD8491	5.00%	12/01/54	96,684,593
	Federal National Mortgage Association
427,039	Pool AM2974	4.10%	04/01/43	396,274
13,609,138	Pool BV3023	2.00%	02/01/52	10,596,474
3,879,168	Pool CB2773	2.00%	02/01/52	3,027,749
14,327,205	Pool CB4808	4.00%	10/01/52	13,160,015
4,783,862	Pool CB4818	4.00%	10/01/52	4,392,688
9,692,367	Pool FS1598	2.00%	04/01/52	7,548,862
4,407,938	Pool FS6925	2.50%	12/01/51	3,596,781
11,418,629	Pool FS7252	5.00%	11/01/53	11,085,090
2,745,738	Pool MA4599	3.00%	05/01/52	2,341,640
3,801,336	Pool MA4626	4.00%	06/01/52	3,492,581
4,584,428	Pool MA4732	4.00%	09/01/52	4,203,548
3,269,398	Pool MA4733	4.50%	09/01/52	3,091,863
6,695,321	Pool MA4783	4.00%	10/01/52	6,150,799

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$2,859,429	Pool MA4784	4.50%	10/01/52	$2,704,258
17,424,483	Pool MA4840	4.50%	12/01/52	16,479,595
8,853,594	Pool MA4917	4.50%	02/01/53	8,373,801
16,841,055	Pool MA4958	4.50%	03/01/53	15,904,627
	Government National Mortgage Association
5,912,186	Pool MA8427	4.50%	11/20/52	5,613,267
				319,738,774
	Total U.S. Government Agency Mortgage-Backed Securities			376,317,297
	(Cost $381,793,581)
MORTGAGE-BACKED SECURITIES — 4.4%
	Collateralized Mortgage Obligations — 0.4%
	CIM Trust
6,153,806	Series 2020-R6, Class A1 (b) (g)	2.25%	12/25/60	5,374,351
	Credit Suisse Mortgage Trust
108,155	Series 2022-RPL1, Class CERT (b)	4.23%	04/25/61	87,993
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,325,000	Series 2024-DNA3, Class M2, 30 Day Average SOFR + 1.45% (b) (g)	5.77%	10/25/44	5,332,521
				10,794,865
	Commercial Mortgage-Backed Securities — 4.0%
	245 Park Avenue Trust
4,441,000	Series 2017-245P, Class A (b)	3.51%	06/05/37	4,295,623
	BFLD Mortgage Trust
3,791,000	Series 2024-VICT, Class A, 1 Mo. CME Term SOFR + 1.89% (b) (g)	6.22%	07/15/41	3,809,124
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (b) (h)	3.54%	03/09/44	3,154,469
4,050,000	Series 2020-VIV4, Class A (b)	2.84%	03/09/44	3,667,011
3,000,545	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (b) (g)	5.94%	11/15/38	2,996,368
2,462,000	Series 2021-VOLT, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (b) (g)	6.44%	09/15/36	2,445,530
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (b) (g)	5.82%	01/17/39	2,834,484
	BX Trust
2,800,000	Series 2019-OC11, Class A (b)	3.20%	12/09/41	2,593,293
2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.35% (b) (g)	5.79%	02/15/36	2,248,976
4,146,216	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.60% (b) (g)	6.04%	02/15/36	4,108,215
1,869,868	Series 2021-RISE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (b) (g)	6.19%	11/15/36	1,857,364
2,250,000	Series 2021-VIEW, Class A, 1 Mo. CME Term SOFR + CSA + 1.28% (b) (g)	5.72%	06/15/36	2,239,886
2,185,000	Series 2024-BIO, Class B, 1 Mo. CME Term SOFR + 1.94% (b) (g)	6.27%	02/15/41	2,179,169
4,264,000	Series 2024-PAT, Class A, 1 Mo. CME Term SOFR + 2.09% (b) (g)	6.42%	03/15/41	4,271,493

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BXHPP Trust
$6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (b) (g)	5.09%	08/15/36	$5,952,990
	BXP Trust
3,200,000	Series 2017-GM, Class C (b) (h)	3.42%	06/13/39	3,035,797
	CAMB Commercial Mortgage Trust
5,174,000	Series 2019-LIFE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (b) (g)	6.38%	12/15/37	5,174,689
	COMM Mortgage Trust
2,834,000	Series 2016-787S, Class A (b)	3.55%	02/10/36	2,790,176
	DOLP Trust
6,000,000	Series 2021-NYC, Class A (b)	2.96%	05/10/41	5,267,994
	Extended Stay America Trust
2,934,287	Series 2021-ESH, Class C, 1 Mo. CME Term SOFR + CSA + 1.70% (b) (g)	6.14%	07/15/38	2,936,924
	GS Mortgage Securities Corp Trust
4,230,000	Series 2023-FUN, Class B, 1 Mo. CME Term SOFR + 2.79% (b) (g)	7.12%	03/15/28	4,247,384
	HILT Commercial Mortgage Trust
2,711,000	Series 2024-ORL, Class B, 1 Mo. CME Term SOFR + 1.94% (b) (g)	6.27%	05/15/37	2,710,659
	JP Morgan Chase Commercial Mortgage Securities Trust
4,500,000	Series 2022-ACB, Class C, 30 Day Average SOFR + 2.20% (b) (g)	6.53%	03/15/39	4,506,705
	MHC Commercial Mortgage Trust
4,392,000	Series 2021-MHC, Class B, 1 Mo. CME Term SOFR + CSA + 1.10% (b) (g)	5.54%	04/15/38	4,391,690
	MKT Mortgage Trust
4,530,000	Series 2020-525M, Class A (b)	2.69%	02/12/40	3,971,519
	NRTH Mortgage Trust
4,218,000	Series 2024-PARK, Class A, 1 Mo. CME Term SOFR + 1.64% (b) (g)	5.97%	03/15/39	4,231,874
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (b)	2.52%	09/15/54	2,522,353
	SDR Commercial Mortgage Trust
3,715,000	Series 2024-DSNY, Class B, 1 Mo. CME Term SOFR + 1.74% (b) (g)	6.07%	05/15/39	3,667,340
	SFO Commercial Mortgage Trust
3,530,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (g)	5.59%	05/15/38	3,499,257
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (b)	2.85%	07/15/41	2,544,727
	SREIT Trust
1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (b) (g)	5.81%	11/15/36	1,418,526
6,337,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (b) (g)	6.01%	11/15/36	6,313,635
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (b) (g)	5.70%	11/15/36	1,545,066

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	STWD Trust
$4,416,000	Series 2021-FLWR, Class C, 1 Mo. CME Term SOFR + CSA + 1.03% (b) (g)	5.47%	07/15/36	$4,401,202
1,725,600	Series 2021-FLWR, Class D, 1 Mo. CME Term SOFR + CSA + 1.38% (b) (g)	5.82%	07/15/36	1,718,924
				119,550,436
	Total Mortgage-Backed Securities			130,345,301
	(Cost $129,574,794)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 4.2%
	Banks — 1.3%
7,810,000	Bank of America Corp. (d)	6.63%	(k)	7,953,298
6,250,000	Bank of America Corp., Series DD (d)	6.30%	(k)	6,313,400
570,000	Bank of America Corp., Series RR (d)	4.38%	(k)	553,464
4,790,000	Citigroup, Inc., Series W (d)	4.00%	(k)	4,752,950
816,000	CoBank ACB, Series M (d)	7.13%	(k)	831,291
9,490,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(k)	9,446,925
4,685,000	HSBC Holdings PLC (d) (l)	6.88%	(k)	4,726,317
4,965,000	PNC Financial Services Group (The), Inc., Series T (d)	3.40%	(k)	4,738,437
				39,316,082
	Capital Markets — 1.6%
11,030,000	Bank of New York Mellon (The) Corp., Series G (d)	4.70%	(k)	10,990,775
7,855,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(k)	7,855,000
2,058,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(k)	2,036,385
540,000	Charles Schwab (The) Corp., Series K (d)	5.00%	(k)	538,313
9,085,000	Goldman Sachs Group (The), Inc., Series X (d)	7.50%	(k)	9,483,759
16,170,000	UBS Group AG (b) (d)	7.13%	(k)	15,906,874
				46,811,106
	Consumer Finance — 0.4%
3,625,000	Ally Financial, Inc., Series C (d)	4.70%	(k)	3,175,402
8,155,000	American Express Co. (d)	3.55%	(k)	7,906,709
				11,082,111
	Health Care Providers & Services — 0.5%
15,460,000	CVS Health Corp. (d)	7.00%	03/10/55	15,610,998
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (b) (d)	8.88%	(k)	1,000,193
	Oil, Gas & Consumable Fuels — 0.4%
2,281,000	Energy Transfer, L.P., Series B (d)	6.63%	(k)	2,255,093
7,920,000	Energy Transfer, L.P., Series G (d)	7.13%	(k)	7,973,840
				10,228,933
	Total Capital Preferred Securities			124,049,423
	(Cost $124,154,666)

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 2.7%
	Banks — 0.8%
$3,135,000	AIB Group PLC (b) (d)	5.32%	05/15/31	$3,163,750
7,298,000	Danske Bank A/S (b) (d)	5.71%	03/01/30	7,523,202
5,465,000	HSBC Holdings PLC (d)	2.10%	06/04/26	5,464,200
1,481,000	HSBC Holdings PLC (d)	4.76%	06/09/28	1,479,909
1,585,000	Santander UK Group Holdings PLC (d)	1.67%	06/14/27	1,531,869
430,000	Santander UK Group Holdings PLC (d)	2.47%	01/11/28	413,476
2,364,000	UBS Group AG (b) (d)	6.54%	08/12/33	2,538,877
				22,115,283
	Beverages — 0.1%
3,170,000	Bacardi Ltd. (b)	4.70%	05/15/28	3,163,507
	Biotechnology — 0.2%
4,785,000	Royalty Pharma PLC	5.40%	09/02/34	4,766,821
	Diversified Financial Services — 0.1%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,939,047
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	112,437
315,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/28	323,803
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,558,248
				3,933,535
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (b)	4.00%	08/01/28	1,346,932
750,000	GFL Environmental, Inc. (b)	3.50%	09/01/28	714,889
				2,061,821
	Food — 0.3%
1,500,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	5.13%	02/01/28	1,517,320
1,700,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	3.75%	12/01/31	1,560,800
3,628,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	3,900,169
				6,978,289
	Leisure Time — 0.9%
11,515,000	Carnival Corp. (b)	4.00%	08/01/28	11,133,566
7,730,000	Royal Caribbean Cruises Ltd. (b)	6.25%	03/15/32	7,839,186
7,330,000	Viking Cruises Ltd. (b)	9.13%	07/15/31	7,874,612
				26,847,364
	Machinery-Diversified — 0.0%
1,392,300	Oregon Tool Lux, L.P. (b)	7.88%	10/15/29	807,534
	Oil & Gas — 0.0%
866,775	Transocean Poseidon Ltd. (b)	6.88%	02/01/27	872,987
	Savings & Loans — 0.0%
885,000	Nationwide Building Society (b) (d)	2.97%	02/16/28	860,659
	Software — 0.2%
6,731,000	Open Text Corp. (b)	6.90%	12/01/27	6,936,807
	Total Foreign Corporate Bonds and Notes			79,344,607
	(Cost $78,071,442)
ASSET-BACKED SECURITIES — 0.9%
	Bayview Opportunity Master Fund VII
7,617,625	Series 2024-EDU1, Class E (j)	7.85%	06/25/47	7,747,517

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Carvana Auto Receivables Trust
$5,450	Series 2020-P1, Class R (b)	(m)	09/08/27	$416,279
2,800	Series 2021-P4, Class R (b)	(m)	09/11/28	400,936
19,300	Series 2022-N1, Class R (b)	(m)	12/11/28	1,019,203
17,100	Series 2022-P2, Class R (b)	(m)	05/10/29	2,077,671
9,800	Series 2023-N3, Class R (b)	(m)	09/10/30	2,152,535
8,700	Series 2023-P3, Class R (b)	(m)	08/12/30	1,126,714
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (b)	(m)	06/25/30	673,493
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (b)	7.30%	06/17/30	5,064,569
	Skyline Aircraft Finance LLC
527,521	Series 2020-1, Class A (j) (n) (o)	3.23%	05/10/38	488,245
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (b)	(m)	10/28/29	205,402
	SLM Student Loan Trust
6,525	Series 2006-2, Class R	(m)	01/25/41	409,717
1,375	Series 2007-4, Class R	(m)	01/25/42	146,951
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (b)	6.79%	11/15/28	5,405,662
	Total Asset-Backed Securities			27,334,894
	(Cost $30,647,321)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 0.3%
	Consumer Cyclical Services — 0.0%
1,313,663	Ingenovis Health, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	8.68%	03/06/28	628,588
335,141	Ingenovis Health, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	8.70%	03/06/28	162,543
				791,131
	Electric — 0.0%
780,439	Potomac Energy Center LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.00% Floor	10.56%	11/12/26	783,365
	Food and Beverage — 0.1%
348,225	Naked Juice LLC, Term Loan, 1 Mo. CME Term SOFR + 6.00%, 0.50% Floor, (Up to 5.00% PIK) (e)	10.31%	01/24/30	130,584
1,287,576	Naked Juice LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.56%	01/24/29	921,995
130,167	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.71%	01/24/29	128,540
				1,181,119
	Healthcare — 0.1%
951,905	ModivCare, Inc., Term Loan, 3 Mo. CME Term SOFR + 7.50%, 0.00% Floor	11.71%	01/12/26	740,107
3,354,143	ModivCare, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	07/01/31	2,309,696
				3,049,803

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Healthcare REITs — 0.0%
$390,555	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.27%	02/22/27	$385,673
	Other Industrial — 0.1%
2,000,149	Asp Dream Acquisition Co., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	8.68%	12/15/28	1,940,144
	Paper — 0.0%
26,558	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.93%	05/06/27	26,160
	Total Senior Floating-Rate Loan Interests			8,157,395
	(Cost $10,246,000)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.1%
	Banks — 0.0%
54,942	Bank of Hawaii Corp.	8.00%	(k)	1,397,175
	Financial Services — 0.1%
121,300	Jackson Financial, Inc. (d)	8.00%	(k)	3,151,374
	Total $25 Par Preferred Securities			4,548,549
	(Cost $4,583,518)

Shares	Description	Value
MONEY MARKET FUNDS — 3.2%
94,696,597	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (r)	94,696,597
	(Cost $94,696,597)

	Total Investments — 99.6%	2,959,855,403
	(Cost $2,967,570,943)
	Net Other Assets and Liabilities — 0.4%	13,060,501
	Net Assets — 100.0%	$2,972,915,904

(a)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2025, securities noted as such amounted to $586,222,245 or 19.7%
of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2025. Interest will begin accruing on the security’s first settlement date.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	The issuer will pay interest in cash and/or in PIK interest.
(f)	Inverse floating rate security.
(g)	Floating or variable rate security.

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(i)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Perpetual maturity.
(l)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At May 31, 2025, securities noted as such amounted to $4,726,317 or 0.2% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

(m)	Zero coupon security.
(n)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2025, securities noted as such are valued at $488,245 or 0.0% of net assets.

(o)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(p)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(q)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(r)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,293,126,386	$—	$1,293,126,386	$—
Corporate Bonds and Notes*	821,934,954	—	821,934,954	—
U.S. Government Agency Mortgage-Backed Securities	376,317,297	—	376,317,297	—
Mortgage-Backed Securities	130,345,301	—	130,345,301	—
Capital Preferred Securities*	124,049,423	—	124,049,423	—
Foreign Corporate Bonds and Notes*	79,344,607	—	79,344,607	—
Asset-Backed Securities	27,334,894	—	26,846,649	488,245
Senior Floating-Rate Loan Interests*	8,157,395	—	8,157,395	—
$25 Par Preferred Securities*	4,548,549	4,548,549	—	—
Money Market Funds	94,696,597	94,696,597	—	—
Total Investments	$2,959,855,403	$99,245,146	$2,860,122,012	$488,245

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of May 31, 2025, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Kelso Industries LLC, Term Loan	$32,571	$32,571	$32,368	$(203)

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.